Note 12 - Stockholders' Equity (Details Textual)							12 Months Ended
	Dec. 01, 2020 shares	Oct. 23, 2019 shares	Nov. 27, 2018 shares	Oct. 05, 2017	Oct. 02, 2017 shares	Jun. 12, 2015 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 13, 2016 shares
Increase (Decrease) in Common Stock Shares Authorized (in shares)					(300,000,000)	100,000,000
Common Stock, Shares Authorized (in shares)					100,000,000	300,000,000	100,000,000	100,000,000	400,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)							200,648	314,218
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)							0	0
Share-based Payment Arrangement, Expense | $							$ 2,718,152	$ 2,050,862
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)							200,648	154,005
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share) | $ / shares							$ 10.73	$ 10.73
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term (Year)							7 years 25 days	8 years 29 days
Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in shares)	219,500	177,000	178,900
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	1,160,500	950,000	773,000
Share-based Compensation Arrangement by Share-based Payment Award, Share Plan Authorized, Percent of Common Stock								20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)							210,500	252,436
Plan 2013 [Member] | Board of Directors [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount, Total | $							$ 38,000	$ 60,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)							17,839
Share-based Payment Arrangement, Expense | $							$ 37,500	$ 138,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)								22,000
Plan 2013 [Member] | Employees and Consultants [Member]
Share-based Payment Arrangement, Expense | $							$ 2,700,000	$ 1,349,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)							316,835	214,507
Plan 2013 [Member] | Executive Officer [Member]
Share-based Payment Arrangement, Expense | $								$ 503,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture (in shares)								80,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				10